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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  July 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


		  Pioneer High Yield Fund
                  Schedule of Investments 7/31/04 (unaudited)

   Shares                                                                                   Value
                  CONVERTIBLE PREFERRED STOCKS - 3.7 %
                  Materials - 2.9 %
                  Construction Materials - 0.4 %
     666,950      TXI Capital Trust I, 5.5%, 6/30/28                                $         31,026,514
                  Diversified Metals & Mining - 2.4 %
     199,000      Freeport-McMoRan Copper & Gold, Inc., 5.5% (144A)                 $        185,567,500
                  Total Materials                                                   $        216,594,014
                  Technology Hardware & Equipment - 0.1 %
                  Electronic Equipment & Instruments - 0.1 %
     115,200      General Cable Corp., 5.75%, 11/24/13                              $          7,156,800
                  Total Technology Hardware & Equipment                             $          7,156,800
                  Utilities - 0.7 %
                  Electric Utilities - 0.7 %
     902,850      CMS Energy Corp., 4.5% (144A)                                     $         50,672,456
                  Total Utilities                                                   $         50,672,456
                  TOTAL CONVERTIBLE PREFFERED STOCKS
                  (Cost   $278,610,085)                                             $        274,423,270

 Principal
   Amount         CONVERTIBLE CORPORATE BONDS - 44.9 %
                  Energy - 0.7 %
                  Oil & Gas Exploration & Production - 0.7 %
 $36,770,000      McMoran Exploration, 6.0%, 7/2/08                                 $         48,858,138
                  Total Energy                                                      $         48,858,138
                  Materials - 9.0 %
                  Commodity Chemicals - 1.7 %
  83,580,000      Millenium Chemicals, Inc., 4.0%, 11/15/23 (144A)                  $        130,802,700
                  Diversified Metals & Mining - 3.6 %
  73,450,000      Inco Ltd., 3.5%, 3/14/52                                          $        104,574,438
  22,550,000      Massey Energy Co., 4.75% 5/15/23                                            38,109,500
  89,900,000      Freeport McMoran Copper & Gold, Inc., 7.0%, 2/11/11                        130,467,375
                                                                                    $        273,151,313
                  Gold - 1.3 %
  51,650,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24  (a)                    $         39,383,125
  55,850,000      Placer Dome, Inc., 2.75%, 10/15/23 (144A)                                   60,946,313
                                                                                    $        100,329,438
                  Specialty Chemicals - 1.0 %
 151,405,000      RPM International, Inc., 1.389%, 5/13/33                          $         76,270,269
                  Steel - 1.3 %
   4,500,000      Graftech International, 1.625%, 1/15/24 (144A)                    $          4,303,125
  99,895,000      Graftech International, 1.625%, 1/15/24 (144A)  (a)                         95,524,594
                                                                                    $         99,827,719
                  Total Materials                                                   $        680,381,439
                  Capital Goods - 5.1 %
                  Aerospace & Defense - 1.2 %
  56,835,000      EDO Corp., 5.25%, 4/15/07                                         $         59,037,356
  35,025,000      Alliant Tech Systems, 2.75%, 2/15/24 (144A)                                 35,725,500
                                                                                    $         94,762,856
                  Building Products - 0.6 %
  38,580,000      Lennox International, 6.25%, 6/1/09 (a)                           $         45,910,200
                  Construction, Farm Machinery & Heavy Trucks - 0.8 %
  35,600,000      Wabash National Corp., 3.25%, 8/1/08                              $         59,363,000
                  Construction & Engineering - 1.3 %
  44,110,000      Quanta Services, Inc., 4.0%, 7/1/07 (a)                           $         40,470,925
  59,375,000      Quanta Services, 4.5%, 10/1/23                                              58,707,031
                                                                                    $         99,177,956
                  Electrical Component & Equipment - 1.1 %
 192,640,000      Roper Industries, Inc., 1.4813%, 1/15/34 (a)                      $         85,965,600
                  Industrial Machinery - 0.1 %
   1,850,000      Kaydon Corp., 4.0%,  5/23/23 (144A)                               $          2,155,250
   2,630,000      Kaydon Corp 4.00%, 5/23/23                                                   3,063,950
                                                                                    $          5,219,200
                  Total Capital Goods                                               $        390,398,812
                  Media - 1.7 %
                  Advertising - 1.7 %
   1,821,000      Interpublic Group Companies, 4.5%, 3/15/23 (144A)                 $          2,378,681
  96,775,000      Interpublic Group Companies, 4.5%, 3/15/23 (a)                             126,412,344
                                                                                    $        128,791,025
                  Total Media                                                       $        128,791,025
                  Retailing - 0.6 %
                  Specialty Stores - 0.5 %
   5,500,000      Pep Boys-Manny Moe Jack, 4.25%, 6/1/07                            $          6,015,625
  39,380,000      Sonic Automotive, Inc., 5.25%, 5/7/09                                       38,740,075
                                                                                    $         44,755,700
                  Total Retailing                                                   $         44,755,700
                  Health Care Equipment & Services - 2.1 %
                  Health Care Equipment - 0.9 %
  51,000,000      Wilson Greatbatch Tech, 2.25%, 6/15/13  (a)                       $         44,433,750
  34,600,000      Epix Medical, 3.0%, 6/15/24 (144A)                                          30,534,500
                                                                                    $         74,968,250
                  Health Care Facilities - 1.1 %
  26,972,000      Lifepoint Hospitals Holdings, 4.5%, 6/1/09                        $         27,073,145
  58,280,000      Community Health Systems, 4.25%, 10/15/08                                   59,445,600
                                                                                    $         86,518,745
                  Total Health Care Equipment & Services                            $        161,486,995
                  Pharmaceuticals & Biotechnology - 8.4 %
                  Biotechnology - 4.3 %
  32,286,000      Enzon, Inc., 4.5%, 7/1/08                                         $         29,662,763
 123,019,000      Human Genome Sciences, 3.75%, 3/15/07                                      114,868,991
  42,526,000      Human Genome Sciences, 5.0%, 2/1/07 (a)                                     41,197,063
  54,552,000      CV Therapeutics, 4.75%, 3/7/07                                              54,824,760
  37,600,000      CV Therapeutics, 2.0%, 5/16/23                                              28,153,000
  63,690,000      Cubist Pharmaceuticals, 5.5%, 11/1/08                                       58,913,250
                                                                                    $        327,619,827
                  Pharmaceuticals - 4.1 %
  17,670,000      Ligand Pharmaceuticals, 6.0%, 11/16/07                            $         40,707,263
  36,450,000      KV Pharmaceuticals Co., 2.5%, 5/16/33 (144A)                                35,812,125
     980,000      KV Pharmaceutical Co., 2.5%, 5/16/33                                           962,850
  56,757,000      Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11 (144A)                         52,996,849
 169,355,000      Ivax Corp., 4.5%, 5/15/08                                                  167,449,756
  10,500,000      Valeant Pharmaceuticals, 3.0%, 8/16/10 (144A)                                9,541,875
   4,650,000      Valeant Pharmaceuticals, 4.0%, 11/15/13  (144A)                              4,214,063
                                                                                    $        311,684,781
                  Total Pharmaceuticals & Biotechnology                             $        639,304,608
                  Real Estate - 0.2 %
                  Real Estate Management & Development - 0.1 %
  10,455,000      LNR Property Corp., 5.5%, 3/1/23                                  $         14,558,588
                  Total Real Estate                                                 $         14,558,588
                  Software & Services - 1.4 %
                  Application Software - 1.0 %
  43,650,000      Mentor Graphics, 6.875%, 6/15/07                                  $         44,523,000
  35,800,000      Serena Software, 1.5%, 12/15/23                                             35,307,750
                                                                                    $         79,830,750
                  IT Consulting & Other Services - 0.4 %
  38,900,000      Safeguard Scientifics, 2.625%, 3/15/24 (144A)                     $         27,424,500
                  Total Software & Services                                         $        107,255,250
                  Technology Hardware & Equipment - 8.2 %
                  Communications Equipment - 3.7 %
   7,600,000      Commscope, Inc., 1.0%, 3/15/24 (144A)                             $          8,597,500
   5,000,000      Adaptec, Inc., 0.75%, 12/22/23 (144A)                                        4,756,250
  53,100,000      Adaptec, Inc., 0.75%, 12/22/23  (a)                                         50,511,370
  12,450,000      Finisar Corp., 5.25%, 10/15/08                                              12,092,063
  62,370,000      Finisar Corp., 2.5%, 10/15/10 (a)                                           52,078,950
 112,309,000      Corning, Inc., 3.5%, 11/1/08  (a)                                          150,494,060
                                                                                    $        278,530,193
                  Computer Storage & Peripherals - 0.2 %
  16,300,000      Maxtor Corp., 6.8%, 4/30/10 (a)                                   $         16,096,250
                  Electronic Equipment & Instruments - 1.5 %
  33,280,000      Veeco Instruments, 4.125%, 12/21/08                               $         32,780,800
  39,890,000      Flir Systems, Inc., 3.0%, 6/1/23  (a)                                       64,322,625
  22,246,000      Electro Scientific Industries, 4.25%, 12/21/06                              22,273,808
   3,000,000      Vishay Intertechnology 3.625%, 8/1/23 (a)                                    3,382,500
                                                                                    $        122,759,733
                  Electronic Manufacturing Services - 2.2 %
 183,695,000      SCI Systems, Inc., 3.0%, 3/15/07 (a)                              $        171,525,206
                  Technology Distributors - 0.5 %
  38,800,000      Bell Microproducts, Inc., 3.75%, 3/5/24 (144A)                    $         35,550,500
                  Total Technology Hardware & Equipment                             $        624,461,882
                  Semiconductors - 7.3 %
                  Semiconductor Equipment - 3.8 %
  37,771,000      Advanced Energy Industries, Inc., 5.25%, 11/15/06                 $         37,062,794
  45,952,000      Emcore Corp., 5.0%, 5/15/11                                                 42,333,280
  33,360,000      Skyworks Solutions, 4.75%, 11/15/07 (a)                                     39,031,200
  19,606,000      FEI Co., 5.5%, 8/15/08  (a)                                                 20,047,135
   6,300,000      Cymer, Inc., 3.5%, 2/15/09                                                   5,922,000
  86,187,000      Brooks Automation, Inc., 4.75%, 6/1/08                                      83,493,656
  64,350,000      Axcelis Technologies, 4.25%, 1/15/07 (a)                                    62,902,125
                                                                                    $        290,792,190
                  Semiconductors - 3.4 %
 221,715,000      Conexant Systems, Inc., 4.0%, 2/1/07 (a)                          $        193,169,194
  21,830,000      LSI Logic Corp., 4.0%, 5/15/10  (a)                                         19,919,875
  53,702,000      Triquint Semiconductor, 4.0%, 3/1/07                                        51,218,283
                                                                                    $        264,307,352
                  Total Semiconductors                                              $        555,099,542
                  Utilities - 0.2 %
                  Electric Utilities - 0.2 %
  10,550,000      CMS Energy, 3.375%, 7/15/23  (144A)                               $         11,446,751
                  Total Utilities                                                   $         11,446,751
                  TOTAL CONVERTIBLE CORPORATE BONDS
                  (Cost   $3,159,481,251)                                           $      3,406,798,730

   Shares         COMMON STOCKS - 0.2 %
                  Energy - 0.0 %
                  Oil & Gas Drilling - 0.0 %
     628,581      SEMCO Energy, Inc.                                                $          3,350,337
                  Total Energy                                                      $          3,350,337
                  Semiconductors - 0.2 %
                  Semiconductor Equipment - 0.2 %
   4,381,555      Emcore Corp., 5.0%, 5/15/11 *                                     $         12,399,800
                  Total Semiconductors                                              $         12,399,800
                  TOTAL COMMON STOCKS
                  (Cost   $30,697,539)                                              $         15,750,137

 Principal
   Amount         CORPORATE BONDS - 50.6 %
                  Energy - 5.5 %
                  Oil & Gas Equipment And Services - 0.6 %
 $31,173,000      Transmontaigne, Inc., 9.125%, 6/1/10                              $         33,666,840
  11,650,000      Grant Prideco Escrow, 9.0%, 12/15/09                                        12,815,000
                                                                                    $         46,481,840
                  Oil & Gas Refining Marketing & Transportation - 4.9 %
  90,369,000      Tesoro Petroleum Corp., 9.625%, 11/1/08 (a)                       $         99,405,900
 235,680,000      Tesoro Petroleum Corp., 9.625%, 4/1/12                                     269,264,400
                                                                                    $        368,670,300
                  Total Energy                                                      $        415,152,140
                  Materials - 14.2 %
                  Commodity Chemicals - 2.8 %
  36,370,000      Arco Chemical Co., 9.8%, 2/1/20                                   $         36,188,150
   2,500,000      Lyondell Chemicals Co., 9.625%, 5/1/07                                       2,640,625
   8,315,000      Lyondell Chemicals Co., 11.125% 7/15/12                                      9,281,619
  20,500,000      Lyondell Chemicals Co., 10.5%, 6/1/13                                       22,473,125
  49,370,000      Nova Chemicals Corp., 7.875%, 9/15/25                                       46,901,500
  19,150,000      Nova Chemicals Corp., 7.25%, 8/15/28                                        19,437,250
   2,495,000      Nova Chemicals Ltd., 6.5%, 1/15/12                                           2,482,525
  67,605,000      Nova Chemicals Corp., 7.4%, 4/1/09                                          71,154,263
                                                                                    $        210,559,057
                  Construction Materials - 2.7 %
 183,535,000      Texas Industries, Inc., 10.25%, 6/15/11                           $        209,229,900
                  Diversified Metals & Mining - 1.0 %
  81,535,000      Freeport-McMoran Copper & Gold, 6.875%, 2/1/14 (a)                $         75,012,200
                  Metal & Glass Containers - 3.5 %
 156,371,000      Crown Holdings, 9.5%, 3/1/11                                      $        171,226,245
  48,830,000      Crown Holdings, 10.875%, 3/1/13                                             56,032,425
  44,000,000      Crown Cork and Seal Co., Inc., 7.375%, 12/15/26                             37,620,000
                                                                                    $        264,878,670
                  Paper Products - 3.9 %
  28,270,000      Bowater, Inc., 9.375%, 12/15/21                                   $         30,451,313
  85,420,000      Bowater Canada Finance, 7.95%, 11/15/11                                     88,337,691
   8,250,000      Bowater, Inc., 9.5%, 10/15/12                                                9,077,599
 177,140,000      Bowater, Inc., 6.5%, 6/15/13 (a)                                           166,932,839
                                                                                    $        294,799,442
                  Specialty Chemicals - 0.3 %
  16,940,000      Millenium America, Inc., 7.625%, 11/15/26                         $         14,822,500
   4,000,000      Millennium America, Inc., 9.25%, 6/15/08                                     4,320,000
   4,630,000      Polyone Corp., 8.875%, 5/1/12  (a)                                           4,595,271
                                                                                    $         23,737,771
                  Total Materials                                                   $      1,078,217,040
                  Capital Goods - 5.6 %
                  Aerospace & Defense - 2.7 %
   9,175,000      L-3 Communications Corp., 6.125%, 7/15/13                         $          8,899,750
  37,290,000      L-3 Communications Corp., 6.125%, 1/15/14                                   35,984,850
 124,888,000      DRS Technologies, Inc., 6.875%, 11/1/13                                    125,512,440
  33,715,000      Esterline Technology, 7.75%, 6/15/13                                        35,063,600
                                                                                    $        205,460,640
                  Industrial Machinery - 2.9 %
  30,025,000      Manitowoc Co., Inc., 10.5%, 8/1/12                                $         34,303,563
  40,995,000      Manitowoc Co., Inc., 7.125%, 11/1/13 (a)                                    41,609,925
  27,480,000      SPX Corp., 7.5%, 1/1/13                                                     27,960,900
 113,585,000      JLG Industries, Inc., 8.375%, 6/15/12 (a)                                  116,992,550
                                                                                    $        220,866,938
                  Total Capital Goods                                               $        426,327,578
                  Transportation - 0.7 %
                  Air Freight & Couriers - 0.7 %
  47,650,000      Petroleum Helicopters, 9.375%, 5/1/09                             $         50,509,000
                  Total Transportation                                              $         50,509,000
                  Automobiles & Components - 0.5 %
                  Auto Parts & Equipment - 0.5 %
  42,410,000      Intermet Corp., 9.75%, 6/15/09                                    $         38,593,100
                  Total Automobiles & Components                                    $         38,593,100
                  Consumer Durables & Apparel - 0.7 %
                  Homebuilding - 0.7 %
  14,750,000      Beazer Homes USA, 8.375%, 4/15/12                                 $         15,782,500
  38,720,000      Beazer Homes USA, 6.5%, 11/15/13                                            36,880,800
                                                                                    $         52,663,300
                  Total Consumer Durables & Apparel                                 $         52,663,300
                  Media - 2.2 %
                  Advertising - 2.1 %
 150,125,000      Interpublic Group, Inc., 7.25%, 8/15/11                           $        160,066,278
                  Publishing - 0.0 %
   4,845,000      Houghton Mifflin Co., 9.875%, 2/1/13                              $          4,978,238
                  Total Media                                                       $        165,044,516
                  Retailing - 1.7 %
                  Department Stores - 1.3 %
 102,517,000      J.C. Penney Co. Inc., 7.625%, 3/1/97                              $        104,567,340
                  Specialty Stores - 0.3 %
  21,305,000      Sonic Automotive, Inc. 8.625%, 8/15/13                            $         21,890,888
                  Total Retailing                                                   $        126,458,228
                  Health Care Equipment & Services - 2.4 %
                  Health Care Equipment - 0.0 %
   4,500,000      Bio-Rad Laboratories, Inc. 7.50%, 8/15/13                         $          4,741,875
                  Health Care Facilities - 1.8 %
  14,150,000      HCA, Inc., 7.875%, 2/1/11                                         $         15,669,936
  13,117,000      HCA, Inc., 6.3%, 10/1/12                                                    13,248,760
  14,201,000      HCA, Inc., 6.25%, 2/15/13                                                   14,265,757
  21,645,000      HCA, Inc., 6.75%, 7/15/13                                                   22,437,120
  44,500,000      HCA, Inc., 7.5%, 11/6/33                                                    44,702,965
  18,525,000      HCA, Inc., 7.69%, 6/15/25                                                   18,579,797
   8,445,000      HCA, Inc., 7.05%, 12/1/27                                                    7,827,468
   1,000,000      HCA, Inc., 7.58%, 9/15/25                                                      991,566
                                                                                    $        137,723,369
                  Health Care Supplies - 0.5 %
  34,000,000      Inverness Medical Innovation, 8.75%, 2/15/12                      $         32,980,000
   3,420,000      Fisher Scientific International, 8.125%, 5/1/12                              3,740,625
   1,600,000      Fisher Scientific International, 8.0%, 9/1/13                                1,750,000
                                                                                    $         38,470,625
                  Total Health Care Equipment & Services                            $        180,935,869
                  Pharmaceuticals & Biotechnology - 1.4 %
                  Pharmaceuticals - 1.4 %
 109,205,000      Valeant Pharmaceuticals, 7.0%, 12/15/11 (144A)                    $        107,566,925
                  Total Pharmaceuticals & Biotechnology                             $        107,566,925
                  Real Estate - 9.7 %
                  Real Estate Management & Development - 4.6 %
  53,140,000      LNR Property Corp., 5.5%, 3/1/23 (144A)                           $         73,997,450
  19,800,000      LNR Property Corp., 7.625%, 7/15/13                                         19,800,000
 154,195,000      LNR Property Co., 7.25%, 10/15/13                                          153,424,025
 108,230,000      Forest City Enterprises, 7.625%, 6/1/15                                    109,041,725
                                                                                    $        356,263,200
                  Real Estate Investment Trusts - 5.0 %
  56,070,000      BF Saul Real Estate Investment Trust, 7.5%, 3/1/14                $         55,789,650
  39,246,000      Crescent Real Estate, 7.5%, 9/15/07                                         39,834,690
 129,430,000      Crescent Real Estate, 9.25%, 4/15/09                                       135,901,500
  34,559,000      Meristar Hospitality Operations Finance Corp., 10.5%, 6/15/09 (a)           37,323,720
  45,650,000      Meristar Hospitality Operations Finance Corp., 9.125%, 1/15/11              47,133,625
  60,776,000      Meristar Hospitality Operations Finance Corp., 9.0%, 1/15/08                62,903,160
                                                                                    $        378,886,345
                  Total Real Estate                                                 $        735,149,545
                  Technology Hardware & Equipment - 4.1 %
                  Communications Equipment - 1.1 %
  15,264,000      Corning Glass, 8.875%, 3/15/16                                    $         17,217,777
  23,340,000      Corning, Inc., 8.875%, 8/16/21                                              25,323,176
   1,000,000      Lucent Technologies, Inc., 6.5%, 1/15/28                                       760,000
  33,730,000      Lucent Technologies, Inc., 6.45%, 3/15/29                                   25,719,125
  14,300,000      Corning, Inc., 6.2%, 3/15/16                                                13,513,500
                                                                                    $         82,533,578
                  Electronic Equipment & Instruments - 0.8 %
  59,280,000      General Cable Corp., 9.5%, 11/15/10                               $         64,615,200
                  Office Electronics - 0.3 %
  25,426,000      Xerox Corp., 8.0%, 2/1/27                                         $         23,010,530
                  Technology Distributors - 1.9 %
  29,856,000      Arrow Electronic, Inc., 7.5%, 1/15/27                             $         30,375,883
  75,690,000      Arrow Electronic, Inc., 6.875%, 6/1/18                                      76,386,499
  32,445,000      Arrow Electronic, Inc., 6.875%, 7/1/13                                      33,924,395
                                                                                    $        140,686,777
                  Total Technology Hardware & Equipment                             $        310,846,085
                  Utilities - 2.1 %
                  Electric Utilities - 1.9 %
  50,990,000      CMS Energy Corp., 7.5%, 1/15/09                                   $         52,009,800
  14,170,000      CMS Energy Corp., 8.5%, 4/15/11                                             14,878,500
   6,710,000      CMS Energy Corp., 8.9%, 7/15/08                                              7,162,925
  41,075,000      CMS Energy Corp., 7.75%, 8/1/10                                             41,999,188
  17,107,000      Allegheny Energy Supply, 7.8%, 3/15/11 (a)                                  16,935,930
  11,908,000      Allegheny Energy Supply, 8.25%, 4/15/12 (144A)                              11,967,540
                                                                                    $        144,953,883
                  Water Utilities - 0.1 %
  11,471,000      National Waterworks Co., 10.5%, 12/1/12                           $         12,962,230
                  Total Utilities                                                   $        157,916,113
                  TOTAL CORPORATE BONDS
                  (Cost   $3,678,240,762)                                           $      3,845,379,439

                  TOTAL INVESTMENT IN SECURITIES - 99.4%
                  (Cost   $7,147,029,637)(a)                                        $      7,542,351,576

                  OTHER ASSETS AND LIABILITIES - 0.6%                               $         48,336,792

                  TOTAL NET ASSETS - 100.0%                                         $      7,590,688,368

          *       Non-income producing security.

   (A.D.R.)       American Depositary Receipt

       144A       Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2004, the value of these securities amounted to
                  $982,482,947 or 12.9% of net assets.

        (a)       At July 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $7,149,755,125 was as follows:

                  Aggregate gross unrealized gain for all investments in which
                  there is an excess of value over tax cost                         $   542,363,456

                  Aggregate gross unrealized loss for all investments in which
                  there is an excess of tax cost over value                             (149,767,005)

                  Net unrealized gain                                               $   392,596,451











        (a)       At July 31, 2004, the following securities were out on loan:

 Principal                                                                                 Market
   Amount                                    Description                                    Value
 $11,346,000      Adaptec, Inc., 0.75%, 12/22/23                                    $         10,792,883
   9,416,250      Allegheny Energy Supply, 7.8%, 3/15/11                                       9,322,088
   2,000,000      Axcelis Technologies, 4.25%, 1/15/07                                         1,955,000
   7,080,000      Bowater, Inc., 6.5%, 6/15/13                                                 6,672,036
   6,500,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24                                    4,956,250
  23,300,000      Conexant Systems, Inc., 4.0%, 2/1/07                                        20,300,125
  12,448,000      Corning, Inc., 3.5%, 11/1/08                                                16,680,320
   2,000,000      FEI Co., 5.5%, 8/15/08                                                       2,045,000
   1,000,000      Finisar Corp., 2.5%, 10/15/10                                                  835,000
   7,253,000      Flir Systems, Inc., 3.0%, 6/1/23                                            11,695,463
   8,743,750      Freeport-McMoran Copper & Gold, 6.875%, 2/1/14                               8,044,250
   7,754,000      Graftech International, 1.625%, 1/15/24 (144A)                               7,414,763
     100,000      Human Genome Sciences, 5.0%, 2/1/07                                             96,875
   2,600,000      Interpublic Group Companies, 4.5%, 3/15/23                                   3,396,250
  20,585,000      JLG Industries, Inc., 8.375%, 6/15/12                                       21,202,550
   2,150,100      Lennox International, 6.25%, 6/1/09                                          2,558,619
   1,995,000      LSI Logic Corp., 4.0%, 5/15/10                                               1,820,438
     240,000      Manitowoc Co., Inc., 7.125%, 11/1/13                                           243,600
   4,000,000      Maxtor Corp., 6.8%, 4/30/10                                                  3,950,000
   3,884,000      Meristar Hospitality Operations Finance Corp., 10.5%, 6/15/09                4,194,720
   3,349,000      Polyone Corp., 8.875%, 5/1/12                                                3,323,883
   8,625,000      Quanta Services, Inc., 4.0%, 7/1/07                                          7,913,438
   4,144,000      Roper Industries, Inc., 1.4813%, 1/15/34                                     1,849,260
   7,995,000      SCI Systems, Inc., 3.0%, 3/15/07                                             7,465,331
   6,428,000      Skyworks Solutions, 4.75%, 11/15/07                                          7,520,760
  32,507,000      Tesoro Petroleum Corp., 9.625%, 11/1/08                                     35,757,700
   1,026,000      Vishay Intertechnology, 3.625%, 8/1/23                                       1,156,815
   2,000,000      Wilson Greatbatch Tech, 2.25%, 6/15/13                                       1,742,500
                  Total                                                             $        204,905,917


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2004

* Print the name and title of each signing officer under his or her signature.